Non-controlling interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of Conversions of Stock [Table Text Block]

Shares issuable upon the conversion of non-controlling interests as of December 31, 2014 are as follows:

Series B convertible preferred stock	525,004
Series C convertible preferred stock	187,183
Series D convertible preferred stock	358,146
1,070,333

Shares issuable from the conversion of non-controlling interests are as follows:

	Year Ended December 31,
	2014	2013
Series B convertible preferred stock	525,004	525,004
Series C convertible preferred stock	187,183	187,183
Series D convertible preferred stock	358,146	358,146
	1,070,333	1,070,033